PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2011	2012

Prepayment for building and property	$—	$13,283
Prepaid rent and other prepaid expenses	1,787	8,038
Advances to suppliers	797	2,449
Other current assets	1,061	1,664
Deposits	357	1,213
Advances to employees	759	1,055
Accrued interests receivable	801	793
Loan receivable	950	—
Total	$6,512	$28,495

Loans receivable as of December 31, 2011 relates to interest-free loans made to the non-controlling interest holders of HiSoft Jinxin.  The loans are interest-free, unsecured and repayable within one year, with an option for extension at the discretion of the Group. The loans were settled by the dividend distribution to non-controlling interest holders of HiSoft Jinxin in 2012.

Prepayment for building and property as of December 31, 2012 was related to the purchase of a facility in Wuxi State Hi-Tech Zone. The balance represented approximately 60% of the total purchase consideration prepaid by the Group. The remaining consideration is expected to be paid in 2013.